Joint ventures, Interest in joint ventures (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2023	Jul. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [abstract]
Non-current assets			$ 2,802,211	$ 2,981,103
Current assets			900,079	932,837
Non-current liabilities			(785,954)	(1,025,023)
Current liabilities			(653,830)	(661,193)
Translation reserve			198	63	$ (29)
Carrying amount of interest in joint venture			81,371	60,172
Revenue			2,868,647	2,671,706	1,926,551
Other income			35,195	44,984	40,461
Expenses			(79,446)	(69,571)	(59,524)
Total comprehensive income for the year			$ 756,479	$ 773,757	$ 819,763
Vista Shipping Pte. Ltd. [Member]
Disclosure of joint ventures [abstract]
Percentage of ownership interest			50.00%	50.00%
Non-current assets			$ 427,959	$ 397,965
Current assets			63,657	54,092
Non-current liabilities			(317,722)	(336,598)
Current liabilities			(45,350)	(28,564)
Net assets			128,544	86,895
Group's share of net assets			64,272	43,448
Revenue			112,907	91,191
Other income			2,623	1,963
Expenses			(73,951)	(56,914)
Total comprehensive income for the year			41,579	36,240
Profit/(loss) and total comprehensive income/(loss)			20,790	18,120
Adjustment to previously unrecognised share of profit/(loss) from prior year			35	(170)
Group's share of total comprehensive (loss)/income			$ 20,825	$ 17,950
H&A Shipping [Member]
Disclosure of joint ventures [abstract]
Percentage of ownership interest		50.00%	50.00%	50.00%
Non-current assets			$ 59,892	$ 62,990
Current assets			5,388	5,308
Non-current liabilities			(46,093)	(52,038)
Current liabilities			(4,940)	(4,548)
Net assets			14,247	11,712
Group's share of net assets			7,124	5,856
Shareholder's loans			6,308	7,668
Alignment of accounting policies			1,153	1,006
Carrying amount of interest in joint venture			14,585	14,530
Revenue			11,459	11,438
Other income			1,866	1,458
Expenses			(10,791)	(10,857)
Total comprehensive income for the year			2,534	2,039
Profit/(loss) and total comprehensive income/(loss)			1,267	1,019
Alignment of accounting policies			147	147
Group's share of total comprehensive (loss)/income			$ 1,414	$ 1,166
Ecomar [Member]
Disclosure of joint ventures [abstract]
Percentage of ownership interest	50.00%		50.00%	50.00%
Non-current assets			$ 68,964	$ 31,873
Current assets			4,928	0
Non-current liabilities			(77,032)	(31,849)
Net assets			(3,140)	24
Group's share of net assets			(1,570)	12
Unrecognised share of losses			1,633	0
Translation reserve			(63)	0
Carrying amount of interest in joint venture			0	12
Revenue			0	0
Other income			32	1
Expenses			(3,321)	(87)
Total comprehensive income for the year			(3,289)	(86)
Profit/(loss) and total comprehensive income/(loss)			(1,645)	(43)
Unrecognised share of losses			1,633	0
Group's share of total comprehensive (loss)/income			$ (12)	$ (43)